Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Carrying Amount of Intangible Assets and Goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2022 and 2021 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2020	14,022	30,990	1,921	46,933
Additions	100	1,376	—	1,476
Impairment loss	—	—	—	—
Disposals	(22)	(168)	—	(190)
Effect of translation adjustments	16	38	—	54
Cost as at December 31, 2021	14,116	32,236	1,921	48,273
Additions	164	1,010	—	1,174
Impairment loss	—	—	—	—
Disposals	—	(120)	—	(120)
Impairment reversal	—	1	—	1
Effect of translation adjustments	(3)	40	—	37
Cost as at December 31, 2022	14,277	33,167	1,921	49,365

Accumulated amortisation as at December 31, 2020	(13,605)	(29,571)	—	(43,176)
Amortisation	(140)	(950)	—	(1,090)
Disposals	22	166	—	188
Effect of translation adjustments	(12)	(37)	—	(49)
Accumulated amortisation as at December 31, 2021	(13,735)	(30,392)	—	(44,127)
Amortisation	(164)	(867)	—	(1,031)
Disposals	2	84	—	86
Effect of translation adjustments	—	(39)	—	(39)
Accumulated amortisation as at December 31, 2022	(13,897)	(31,214)	—	(45,111)

Net book value as at December 31, 2020	417	1,419	1,921	3,757
Net book value as at December 31, 2021	381	1,844	1,921	4,146
Net book value as at December 31, 2022	380	1,953	1,921	4,254